PROPERTY, PLANT AND EQUIPMENT - Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Disclosure of detailed information about investment property
Properties. fair value	$ 2,900	$ 2,800
Impairment loss recognized	(273)
Recoverable amount of asset or cash-generating unit	$ 4,185	$ 4,230
Terminal capitalization rate (percent)	7.00%
Discount rate (percent)	9.50%	7.90%
Fair value (losses) gains, net	$ (1,388)	$ 858
Atlantis
Disclosure of detailed information about investment property
Impairment loss recognized	(179)
Recoverable amount of asset or cash-generating unit	$ 1,962
Discount rate (percent)	9.00%
Recapitalization commitment, amount			$ 300
Recapitalization commitment, percent			41.50%
Recapitalization commitment, unfunded amount	$ 54
Fair value (losses) gains, net	$ 62
Atlantis | Associates
Disclosure of detailed information about investment property
Recapitalization commitment, percent			41.50%
Atlantis | Third party investors
Disclosure of detailed information about investment property
Recapitalization commitment, percent			17.00%